Acquisition (Summary Of Total Purchase Consideration And Identified Assets And Liabilities) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 07, 2011
Business Acquisition [Line Items]
Cash acquired	€ 43,434
Total consideration		(36,500)
Gain on bargain purchase	109,279
Carrying Value Of Net Assets Acquired (Excluding Acquired Cash) [Member] [Member]
Business Acquisition [Line Items]
Inventories	91,812
Trade and other receivables	132,418
Current assets	224,230
Property, plant and equipment	13,077
Intangible assets	1,542
Other non-current assets	494
Non-current assets	15,113
Total Assets	239,343
Trade and other payables	151,624
Short-term debt	6,738
Deferred tax liabilities	16,199
Current liabilities	174,561
Deferred tax liabilities	4,428
Other non-current liabilities	10,699
Non-current liabilities	15,127
Total liabilities	189,688
Identified net assets	49,655
Purchase Price Allocation [Member]
Business Acquisition [Line Items]
Inventories	11,529
Current assets	11,529
Intangible assets	3,520
Non-current assets	3,520
Total Assets	15,049
Identified net assets	15,049
Fair Value [Member]
Business Acquisition [Line Items]
Inventories	103,341
Trade and other receivables	132,418
Current assets	235,759
Property, plant and equipment	13,077
Intangible assets	5,062
Other non-current assets	494
Non-current assets	18,633
Total Assets	254,392
Trade and other payables	151,624
Short-term debt	6,738
Deferred tax liabilities	16,199
Current liabilities	174,561
Deferred tax liabilities	4,428
Other non-current liabilities	10,699
Non-current liabilities	15,127
Total liabilities	189,688
Identified net assets	64,704
Cash acquired	81,075
Fair Value of Assets Acquired	145,779
Total consideration	(36,500)
Gain on bargain purchase	€ 109,279